Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 EUR (€)
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2019-01
Swap contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 50,241,799	$ 49,570,469	$ 1,660,000							$ 1,687,400
Swap contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Swap contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-12	2018-01
Swap contracts [member] | Sell US$/buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-02	2019-01
Notional Amount			49,666	¥ 349,800						50,292	¥ 349,800
Swap contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2019-01
Notional Amount			45,878			¥ 5,000,000				54,203			¥ 6,090,000
Swap contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-02
Swap contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-03
Swap contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01	2019-01
Notional Amount	$ 5,719,478	$ 6,423,242	189,960							208,800
Swap contracts [member] | Sell US$/Buy KRW [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Notional Amount			28,000						₩ 32,454,800
Swap contracts [member] | Sell US$/Buy MYR [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Notional Amount			11,000					RM 45,507
Forward exchange contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Notional Amount	$ 2,275,860	$ 2,453,540	75,000							80,000
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2019-01
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2019-02
Forward exchange contracts [member] | Sell US$/buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2019-01
Notional Amount			109,000	767,277						29,000	¥ 200,108
Forward exchange contracts [member] | Sell US$/buy CNY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Forward exchange contracts [member] | Sell US$/buy CNY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-03
Forward exchange contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			87,398			¥ 9,509,491				37,733			¥ 4,231,754
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01	2019-01
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-04	2019-02
Forward exchange contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 5,142,441		170,000
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-02
Forward exchange contracts [member] | Sell HKD/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Notional Amount			218,297				$ 1,705,281
Forward exchange contracts [member] | Sell US$/Buy EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2019-01
Notional Amount										4,103					€ 3,600
Forward exchange contracts [member] | Sell US$/Buy MYR [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			26,000					RM 108,330		14,000				RM 58,430
Forward exchange contracts [member] | Sell US$/Buy MYR [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01	2019-01
Forward exchange contracts [member] | Sell US$/Buy MYR [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-05	2019-02
Forward exchange contracts [member] | Sell US$/Buy SGD [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			8,600		$ 11,691					$ 13,400		$ 18,391
Forward exchange contracts [member] | Sell US$/Buy SGD [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01	2019-01
Forward exchange contracts [member] | Sell US$/Buy SGD [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-02	2019-02
Forward exchange contracts [member] | Sell CNY/Buy US$ [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 316,896	¥ 2,224,491
Forward exchange contracts [member] | Sell CNY/Buy US$ [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-01
Forward exchange contracts [member] | Sell CNY/Buy US$ [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2020-02